                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
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Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
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   Address:      590 Madison Avenue
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                 25th Floor
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                 New York, New York 10022
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Form 13F File Number: 28-13302
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
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Title:   Chief Financial Officer
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Phone:   (212) 508-5500
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Signature, Place, and Date of Signing:

           s/Jason Carri              New York, New York   Mar. 10, 2011
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           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 17
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Form 13F Information Table Value Total: $159,557
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
---------------------------- --------------- --------- -------- -------------------- -------------- -------- -----------------------
            NAME OF                                     VALUE    SHRS OR    SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
             ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN CALL   DISCRETION   MANAGERS     SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ----------- --- ---- -------------- -------- ----------- ------ ----
Bally Technologies, Inc.     Common Stock    05874B107 $  2,953      98,700  -   -   SHARED-DEFINED   NONE        98,700   -     -
CBIZ, Inc.                   Common Stock    124805102 $ 18,968   2,664,052  -   -   SHARED-DEFINED   NONE     2,664,052   -     -
Corinthian Colleges, Inc.    Common Stock    218868107 $ 12,628     745,900  -   -   SHARED-DEFINED   NONE       745,900   -     -
Dynemax Inc.                 Common Stock    26784F103 $  2,687     174,581  -   -   SHARED-DEFINED   NONE       174,581   -     -
EnergySolutions, Inc.        Common Stock    292756202 $  2,725     296,207  -   -   SHARED-DEFINED   NONE       296,207   -     -
Interline Brands, Inc.       Common Stock    458743101 $ 18,759   1,371,300  -   -   SHARED-DEFINED   NONE     1,371,300   -     -
Kendle International Inc.    Common Stock    48880L107 $  8,957     731,805  -   -   SHARED-DEFINED   NONE       731,805   -     -
Kendle International Inc.    Convertible
                             Notes           48880LAA5 $  3,694   5,000,000  -   -   SHARED-DEFINED   NONE     5,000,000   -     -
Life Sciences Resaerch, Inc. Common Stock    532169109 $  4,768     665,000  -   -   SHARED-DEFINED   NONE       665,000   -     -
The Middleby Corporation     Common Stock    596278101 $ 12,859     292,791  -   -   SHARED-DEFINED   NONE       292,791   -     -
Patterson Companies, Inc.    Common Stock    703395103 $  6,540     301,400  -   -   SHARED-DEFINED   NONE       301,400   -     -
Pool Corporation             Common Stock    73278L105 $ 27,203   1,642,714  -   -   SHARED-DEFINED   NONE     1,642,714   -     -
PSS World Medical, Inc.      Common Stock    69366A100 $ 18,478     998,245  -   -   SHARED-DEFINED   NONE       998,245   -     -

            COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
---------------------------- --------------- --------- -------- -------------------- -------------- -------- -----------------------
            NAME OF                                     VALUE    SHRS OR    SH/ PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
             ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN CALL   DISCRETION   MANAGERS     SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ----------- --- ---- -------------- -------- ----------- ------ ----
SPSS Inc.                    Common Stock    78462K102 $    334      10,000  -   -   SHARED-DEFINED   NONE        10,000   -     -
TransDigm Group Incorporated Common Stock    893641100 $    287       7,927  -   -   SHARED-DEFINED   NONE         7,927   -     -
UTi Worldwide Inc.           Ordinary Shares G87210103 $ 17,039   1,494,643  -   -   SHARED-DEFINED   NONE     1,494,643   -     -
VCA Antech, Inc.             Common Stock    918194101 $    678      25,400  -   -   SHARED-DEFINED   NONE        25,400   -     -

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